Major Customers (Details)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020
Major Customers (Details) [Line Items]
Major revenues percentage	12.30%	8.10%
Accounts receivable percentage	16.80%	14.00%
One Major Customer [Member]
Major Customers (Details) [Line Items]
Revenues			14.00%